PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
Schedule of prepayments, receivables and other assets

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Current:
Advances to suppliers	474,629	388,319
Deposits paid to real estate developers (i)	2,124,204	558,286
Prepaid rental and other deposits	771,010	748,516
Staff advances	215,007	104,615
Receivables from escrow account	15,029	10,672
Interest receivables	37,227	39,156
VAT‑input deductible	655,016	762,927
Prepaid income tax	108,989	138,716
Others	276,267	378,743
Total	4,677,378	3,129,950

Non‑current:
Deferred tax assets (Note 19)	884,435	1,060,131
Others	109,959	121,290
Total	994,394	1,181,421